Quarterly Holdings Report
for
Fidelity® Mid Cap Value Index Fund
March 31, 2023
MCQ-NPRT3-0523
1.9896347.103
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)(b)	31,821	724,564
Lumen Technologies, Inc. (b)	133,144	352,832
		1,077,396
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (a)(b)	66,972	335,530
Electronic Arts, Inc.	33,373	4,019,778
Liberty Media Corp. Liberty Formula One:
Class A (a)	2,446	165,105
Series C (a)	23,183	1,734,784
Live Nation Entertainment, Inc. (a)	10,135	709,450
Madison Square Garden Sports Corp.	1,203	234,405
Playtika Holding Corp. (a)	1,017	11,451
Roku, Inc. Class A (a)	11,347	746,860
Take-Two Interactive Software, Inc. (a)	3,692	440,456
Warner Bros Discovery, Inc.	81,729	1,234,108
		9,631,927
Interactive Media & Services - 0.3%
IAC, Inc. (a)	10,019	516,980
Match Group, Inc. (a)	2,279	87,491
Pinterest, Inc. Class A (a)	61,013	1,663,825
TripAdvisor, Inc. (a)	12,168	241,656
		2,509,952
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	27,117	92,740
Cable One, Inc.	288	202,176
DISH Network Corp. Class A (a)	32,463	302,880
Fox Corp.:
Class A (b)	38,373	1,306,601
Class B	17,746	555,627
Interpublic Group of Companies, Inc.	50,541	1,882,147
Liberty Broadband Corp.:
Class A (a)	1,214	99,694
Class C (a)	8,286	676,966
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	7,038	197,697
Series C (a)	14,533	406,779
News Corp.:
Class A	49,437	853,777
Class B	15,483	269,869
Nexstar Broadcasting Group, Inc. Class A	4,281	739,157
Omnicom Group, Inc.	26,108	2,463,029
Paramount Global:
Class A (b)	1,273	32,894
Class B	75,024	1,673,785
Sirius XM Holdings, Inc. (b)	91,553	363,465
The New York Times Co. Class A	21,098	820,290
		12,939,573
TOTAL COMMUNICATION SERVICES		26,158,848
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.8%
Aptiv PLC (a)	26,363	2,957,665
BorgWarner, Inc.	30,368	1,491,372
Gentex Corp.	30,583	857,241
Lear Corp.	7,660	1,068,493
QuantumScape Corp. Class A (a)(b)	33,413	273,318
		6,648,089
Automobiles - 0.3%
Harley-Davidson, Inc.	17,484	663,867
Lucid Group, Inc. Class A (a)(b)	4,641	37,314
Rivian Automotive, Inc. (a)(b)	67,680	1,047,686
Thor Industries, Inc.	6,723	535,420
		2,284,287
Broadline Retail - 0.5%
eBay, Inc.	61,503	2,728,888
Kohl's Corp. (b)	14,294	336,481
Macy's, Inc.	35,100	613,899
Nordstrom, Inc.	2,078	33,809
Ollie's Bargain Outlet Holdings, Inc. (a)	7,714	446,949
		4,160,026
Distributors - 0.6%
Genuine Parts Co.	16,608	2,778,684
LKQ Corp.	32,538	1,846,857
		4,625,541
Diversified Consumer Services - 0.3%
ADT, Inc.	27,092	195,875
Bright Horizons Family Solutions, Inc. (a)	5,381	414,283
Grand Canyon Education, Inc. (a)	3,993	454,803
H&R Block, Inc.	3,429	120,872
Mister Car Wash, Inc. (a)(b)	2,841	24,489
Service Corp. International	19,469	1,339,078
		2,549,400
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	30,612	1,095,910
Boyd Gaming Corp.	9,946	637,738
Caesars Entertainment, Inc. (a)	8,351	407,612
Carnival Corp. (a)(b)	127,035	1,289,405
Darden Restaurants, Inc.	4,301	667,343
Domino's Pizza, Inc.	1,236	407,719
Doordash, Inc. (a)	3,744	237,969
Hilton Worldwide Holdings, Inc.	9,464	1,333,194
Hyatt Hotels Corp. Class A (a)	6,165	689,185
Las Vegas Sands Corp. (a)	26,993	1,550,748
Marriott Vacations Worldwide Corp. (b)	4,871	656,903
MGM Resorts International	41,219	1,830,948
Norwegian Cruise Line Holdings Ltd. (a)(b)	50,448	678,526
Penn Entertainment, Inc. (a)	20,128	596,996
Planet Fitness, Inc. (a)	2,858	221,981
Royal Caribbean Cruises Ltd. (a)	28,674	1,872,412
Six Flags Entertainment Corp. (a)(b)	4,798	128,155
Travel+Leisure Co.	2,894	113,445
Vail Resorts, Inc.	278	64,963
Wyndham Hotels & Resorts, Inc.	3,444	233,675
Wynn Resorts Ltd. (a)	11,856	1,326,805
Yum! Brands, Inc.	32,482	4,290,223
		20,331,855
Household Durables - 1.7%
D.R. Horton, Inc.	19,552	1,910,035
Garmin Ltd.	20,068	2,025,263
Leggett & Platt, Inc.	17,338	552,735
Lennar Corp.:
Class A	32,630	3,429,739
Class B	1,941	173,351
Mohawk Industries, Inc. (a)	6,836	685,104
Newell Brands, Inc.	49,181	611,812
NVR, Inc. (a)	106	590,652
PulteGroup, Inc.	17,972	1,047,408
Tempur Sealy International, Inc.	21,649	854,919
Toll Brothers, Inc.	6,899	414,147
TopBuild Corp. (a)	642	133,626
Whirlpool Corp.	6,947	917,143
		13,345,934
Leisure Products - 0.3%
Brunswick Corp.	7,775	637,550
Hasbro, Inc.	17,070	916,488
Mattel, Inc. (a)	23,730	436,869
Peloton Interactive, Inc. Class A (a)	40,148	455,278
Polaris, Inc.	1,858	205,551
		2,651,736
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	7,104	863,917
AutoNation, Inc. (a)	4,389	589,706
AutoZone, Inc. (a)	224	550,626
Bath & Body Works, Inc.	29,786	1,089,572
Best Buy Co., Inc.	17,687	1,384,361
Burlington Stores, Inc. (a)	535	108,124
CarMax, Inc. (a)(b)	18,175	1,168,289
Dick's Sporting Goods, Inc.	6,920	981,879
GameStop Corp. Class A (b)	34,947	804,480
Gap, Inc.	25,212	253,128
Leslie's, Inc. (a)(b)	2,538	27,943
Lithia Motors, Inc. Class A (sub. vtg.)	3,522	806,291
O'Reilly Automotive, Inc. (a)	4,778	4,056,426
Penske Automotive Group, Inc. (b)	3,357	476,056
Petco Health & Wellness Co., Inc. (a)(b)	10,437	93,933
RH (a)	1,479	360,210
Ross Stores, Inc.	25,565	2,713,213
Victoria's Secret & Co. (a)	2,984	101,904
Wayfair LLC Class A (a)(b)	3,715	127,573
Williams-Sonoma, Inc.	1,804	219,475
		16,777,106
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	15,963	750,261
Carter's, Inc. (b)	4,835	347,733
Columbia Sportswear Co.	4,691	423,316
Deckers Outdoor Corp. (a)	402	180,719
Hanesbrands, Inc. (b)	45,365	238,620
PVH Corp.	8,187	729,953
Ralph Lauren Corp.	5,280	616,018
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	14,787	702,678
Tapestry, Inc.	26,590	1,146,295
Under Armour, Inc.:
Class A (sub. vtg.) (a)	24,409	231,641
Class C (non-vtg.) (a)	24,765	211,245
VF Corp.	45,527	1,043,024
		6,621,503
TOTAL CONSUMER DISCRETIONARY		79,995,477
CONSUMER STAPLES - 4.4%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	62	20,379
Brown-Forman Corp.:
Class A	2,489	162,258
Class B (non-vtg.) (b)	9,774	628,175
Molson Coors Beverage Co. Class B	22,789	1,177,736
		1,988,548
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	30,332	630,299
BJ's Wholesale Club Holdings, Inc. (a)	6,438	489,739
Casey's General Stores, Inc.	4,825	1,044,420
Dollar Tree, Inc. (a)	18,755	2,692,280
Grocery Outlet Holding Corp. (a)	10,586	299,160
Kroger Co.	85,365	4,214,470
Performance Food Group Co. (a)	13,655	823,943
U.S. Foods Holding Corp. (a)	26,275	970,599
		11,164,910
Food Products - 2.4%
Bunge Ltd.	18,007	1,720,029
Campbell Soup Co.	25,230	1,387,145
Conagra Brands, Inc.	61,275	2,301,489
Darling Ingredients, Inc. (a)	19,392	1,132,493
Flowers Foods, Inc.	24,361	667,735
Freshpet, Inc. (a)	2,587	171,234
Hormel Foods Corp.	37,316	1,488,162
Ingredion, Inc.	8,532	867,960
Kellogg Co.	15,001	1,004,467
McCormick & Co., Inc. (non-vtg.)	32,637	2,715,725
Pilgrim's Pride Corp. (a)	2,889	66,967
Post Holdings, Inc. (a)	7,022	631,067
Seaboard Corp.	33	124,410
The Hershey Co.	2,524	642,131
The J.M. Smucker Co.	13,415	2,111,119
Tyson Foods, Inc. Class A	36,223	2,148,748
		19,180,881
Household Products - 0.3%
Church & Dwight Co., Inc.	17,296	1,529,139
Reynolds Consumer Products, Inc.	7,035	193,463
Spectrum Brands Holdings, Inc.	5,164	341,960
The Clorox Co.	2,747	434,685
		2,499,247
Personal Products - 0.1%
Coty, Inc. Class A (a)	45,753	551,781
TOTAL CONSUMER STAPLES		35,385,367
ENERGY - 5.0%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	122,594	3,538,063
Halliburton Co.	63,990	2,024,644
NOV, Inc.	50,954	943,159
		6,505,866
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP (b)	43,824	459,714
Antero Resources Corp. (a)	12,825	296,129
APA Corp.	41,709	1,504,027
Cheniere Energy, Inc.	13,771	2,170,310
Chesapeake Energy Corp.	15,764	1,198,695
Coterra Energy, Inc.	85,520	2,098,661
Devon Energy Corp.	43,278	2,190,300
Diamondback Energy, Inc.	10,001	1,351,835
DT Midstream, Inc. (b)	12,597	621,914
EQT Corp.	47,973	1,530,818
Hess Corp.	7,956	1,052,897
HF Sinclair Corp.	17,557	849,408
Marathon Oil Corp.	82,427	1,974,951
ONEOK, Inc.	51,330	3,261,508
Ovintiv, Inc.	9,172	330,926
PDC Energy, Inc.	5,280	338,870
Phillips 66 Co.	60,677	6,151,424
Range Resources Corp.	10,376	274,653
Southwestern Energy Co. (a)	132,878	664,390
The Williams Companies, Inc.	158,564	4,734,721
Vitesse Energy, Inc.	3,214	61,162
		33,117,313
TOTAL ENERGY		39,623,179
FINANCIALS - 16.9%
Banks - 3.3%
Bank of Hawaii Corp.	5,081	264,618
Bank OZK	14,568	498,226
BOK Financial Corp.	3,778	318,901
Citizens Financial Group, Inc. (b)	63,572	1,930,682
Columbia Banking Systems, Inc.	26,987	578,062
Comerica, Inc.	16,972	736,924
Commerce Bancshares, Inc.	14,793	863,172
Cullen/Frost Bankers, Inc.	7,577	798,161
East West Bancorp, Inc.	18,414	1,021,977
Fifth Third Bancorp	88,705	2,363,101
First Citizens Bancshares, Inc.	1,077	1,048,029
First Hawaiian, Inc.	16,660	343,696
First Horizon National Corp.	68,851	1,224,171
First Republic Bank (b)	24,061	336,613
FNB Corp., Pennsylvania	46,495	539,342
Huntington Bancshares, Inc.	186,814	2,092,317
KeyCorp	121,001	1,514,933
M&T Bank Corp.	22,379	2,675,857
New York Community Bancorp, Inc.	87,160	787,926
PacWest Bancorp	15,062	146,553
Pinnacle Financial Partners, Inc.	9,773	539,079
Popular, Inc.	9,143	524,900
Prosperity Bancshares, Inc.	11,372	699,605
Regions Financial Corp.	121,677	2,258,325
Synovus Financial Corp.	18,758	578,309
Webster Financial Corp.	22,505	887,147
Western Alliance Bancorp.	5,317	188,966
Wintrust Financial Corp.	7,809	569,667
Zions Bancorp NA	19,190	574,357
		26,903,616
Capital Markets - 4.7%
Affiliated Managers Group, Inc.	4,858	691,876
Ameriprise Financial, Inc.	4,956	1,519,014
Bank of New York Mellon Corp.	95,610	4,344,518
Carlyle Group LP	26,964	837,502
Cboe Global Markets, Inc.	13,777	1,849,424
Coinbase Global, Inc. (a)(b)	20,785	1,404,442
Evercore, Inc. Class A	4,749	547,940
Franklin Resources, Inc.	37,143	1,000,632
Interactive Brokers Group, Inc.	12,084	997,655
Invesco Ltd.	48,509	795,548
Janus Henderson Group PLC	17,722	472,114
Jefferies Financial Group, Inc.	25,757	817,527
KKR & Co. LP	74,456	3,910,429
Lazard Ltd. Class A	10,791	357,290
Morningstar, Inc.	303	61,518
MSCI, Inc.	2,498	1,398,106
NASDAQ, Inc.	44,750	2,446,483
Northern Trust Corp.	26,758	2,358,183
Raymond James Financial, Inc.	23,307	2,173,844
Robinhood Markets, Inc. (a)(b)	74,191	720,395
SEI Investments Co.	13,359	768,810
State Street Corp.	45,405	3,436,704
Stifel Financial Corp.	13,298	785,779
T. Rowe Price Group, Inc.	28,645	3,234,021
Tradeweb Markets, Inc. Class A	5,157	407,506
Virtu Financial, Inc. Class A	12,225	231,053
		37,568,313
Consumer Finance - 1.0%
Ally Financial, Inc.	38,860	990,541
Credit Acceptance Corp. (a)(b)	775	337,931
Discover Financial Services	34,719	3,431,626
OneMain Holdings, Inc.	14,953	554,457
SLM Corp.	31,120	385,577
SoFi Technologies, Inc. (a)(b)	104,917	636,846
Synchrony Financial	56,698	1,648,778
Upstart Holdings, Inc. (a)(b)	7,363	116,998
		8,102,754
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	14,992	946,895
Corebridge Financial, Inc.	10,384	166,352
Equitable Holdings, Inc.	48,011	1,218,999
Voya Financial, Inc. (b)	12,679	906,041
		3,238,287
Financial Services - 0.7%
Affirm Holdings, Inc. (a)(b)	28,752	324,035
Euronet Worldwide, Inc. (a)	1,518	169,864
Global Payments, Inc.	33,995	3,577,634
MGIC Investment Corp.	38,514	516,858
Rocket Companies, Inc. (b)	6,491	58,808
TFS Financial Corp.	6,484	81,893
The Western Union Co.	32,073	357,614
UWM Holdings Corp. Class A (b)	1,115	5,475
WEX, Inc. (a)	1,557	286,317
		5,378,498
Insurance - 6.4%
AFLAC, Inc.	79,405	5,123,211
Allstate Corp.	34,411	3,813,083
American Financial Group, Inc.	8,758	1,064,097
Arch Capital Group Ltd. (a)	31,113	2,111,639
Arthur J. Gallagher & Co.	23,993	4,590,101
Assurant, Inc.	6,492	779,494
Assured Guaranty Ltd.	7,516	377,829
Axis Capital Holdings Ltd.	10,135	552,560
Brighthouse Financial, Inc. (a)	8,814	388,786
Brown & Brown, Inc.	28,438	1,632,910
Cincinnati Financial Corp.	19,957	2,236,781
CNA Financial Corp.	3,526	137,620
Erie Indemnity Co. Class A	845	195,753
Everest Re Group Ltd.	3,500	1,253,070
F&G Annuities & Life, Inc.	2,322	42,075
Fidelity National Financial, Inc.	33,817	1,181,228
First American Financial Corp.	13,109	729,647
Globe Life, Inc.	11,635	1,280,083
Hanover Insurance Group, Inc.	4,611	592,514
Hartford Financial Services Group, Inc.	41,327	2,880,079
Kemper Corp.	8,275	452,312
Lincoln National Corp.	17,548	394,304
Loews Corp.	25,298	1,467,790
Markel Corp. (a)	1,326	1,693,846
Old Republic International Corp.	36,335	907,285
Primerica, Inc.	4,763	820,379
Principal Financial Group, Inc.	31,521	2,342,641
Prudential Financial, Inc. (b)	47,945	3,966,969
Reinsurance Group of America, Inc.	8,697	1,154,614
RenaissanceRe Holdings Ltd.	2,539	508,663
Unum Group	25,789	1,020,213
W.R. Berkley Corp.	26,796	1,668,319
White Mountains Insurance Group Ltd.	325	447,684
Willis Towers Watson PLC	14,011	3,255,876
		51,063,455
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	74,135	747,281
Annaly Capital Management, Inc.	60,877	1,163,359
Rithm Capital Corp.	56,463	451,704
Starwood Property Trust, Inc.	37,958	671,477
		3,033,821
TOTAL FINANCIALS		135,288,744
HEALTH CARE - 7.3%
Biotechnology - 1.4%
Biogen, Inc. (a)	18,660	5,188,040
BioMarin Pharmaceutical, Inc. (a)	24,022	2,335,899
Exact Sciences Corp. (a)	18,637	1,263,775
Exelixis, Inc. (a)	5,609	108,871
Horizon Therapeutics PLC (a)	2,018	220,245
Incyte Corp. (a)	3,210	231,987
Ionis Pharmaceuticals, Inc. (a)(b)	1,486	53,110
Mirati Therapeutics, Inc. (a)(b)	5,784	215,049
Natera, Inc. (a)	888	49,302
Repligen Corp. (a)	2,075	349,347
Ultragenyx Pharmaceutical, Inc. (a)	1,915	76,792
United Therapeutics Corp. (a)	5,805	1,300,088
		11,392,505
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	2,555	853,728
Dentsply Sirona, Inc.	27,903	1,096,030
Enovis Corp. (a)	6,604	353,248
Envista Holdings Corp. (a)	21,192	866,329
Globus Medical, Inc. (a)	9,351	529,641
Hologic, Inc. (a)	31,655	2,554,559
ICU Medical, Inc. (a)(b)	2,128	351,035
Integra LifeSciences Holdings Corp. (a)	9,440	541,950
Masimo Corp. (a)	1,445	266,660
QuidelOrtho Corp.	6,349	565,632
STERIS PLC	12,992	2,485,110
Tandem Diabetes Care, Inc. (a)	529	21,483
Teleflex, Inc.	6,108	1,547,217
The Cooper Companies, Inc.	6,325	2,361,502
Zimmer Biomet Holdings, Inc.	27,310	3,528,452
		17,922,576
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	11,568	835,788
agilon health, Inc. (a)(b)	1,598	37,953
Amedisys, Inc. (a)	4,144	304,791
Cardinal Health, Inc.	33,544	2,532,572
Chemed Corp.	1,223	657,668
Encompass Health Corp.	12,727	688,531
Enhabit Home Health & Hospice	6,345	88,259
Henry Schein, Inc. (a)	17,602	1,435,267
Laboratory Corp. of America Holdings	11,529	2,644,983
Molina Healthcare, Inc. (a)	1,672	447,243
Oak Street Health, Inc. (a)	15,165	586,582
Premier, Inc.	15,352	496,944
Quest Diagnostics, Inc.	14,403	2,037,736
Tenet Healthcare Corp. (a)	13,811	820,650
Universal Health Services, Inc. Class B	8,079	1,026,841
		14,641,808
Health Care Technology - 0.1%
Certara, Inc. (a)	5,335	128,627
Definitive Healthcare Corp. (a)(b)	2,183	22,550
Doximity, Inc. (a)(b)	7,770	251,593
Teladoc Health, Inc. (a)(b)	18,947	490,727
		893,497
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	1,226	68,399
Agilent Technologies, Inc.	3,928	543,400
Avantor, Inc. (a)	5,592	118,215
Azenta, Inc. (a)	8,874	395,958
Bio-Rad Laboratories, Inc. Class A (a)	2,783	1,333,113
Charles River Laboratories International, Inc. (a)	438	88,397
PerkinElmer, Inc.	16,422	2,188,396
QIAGEN NV (a)	29,514	1,355,578
Syneos Health, Inc. (a)	11,019	392,497
		6,483,953
Pharmaceuticals - 0.9%
Catalent, Inc. (a)	15,864	1,042,423
Elanco Animal Health, Inc. (a)	58,037	545,548
Jazz Pharmaceuticals PLC (a)	8,016	1,172,981
Organon & Co.	33,021	776,654
Perrigo Co. PLC	17,458	626,218
Royalty Pharma PLC	48,412	1,744,284
Viatris, Inc.	157,735	1,517,411
		7,425,519
TOTAL HEALTH CARE		58,759,858
INDUSTRIALS - 16.8%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	1,988	447,002
BWX Technologies, Inc.	7,257	457,481
Curtiss-Wright Corp.	4,987	879,009
HEICO Corp.	371	63,456
HEICO Corp. Class A	634	86,161
Hexcel Corp.	10,888	743,106
Howmet Aerospace, Inc.	43,583	1,846,612
Huntington Ingalls Industries, Inc.	3,999	827,873
Mercury Systems, Inc. (a)	6,375	325,890
Spirit AeroSystems Holdings, Inc. Class A	680	23,480
Textron, Inc.	27,151	1,917,675
TransDigm Group, Inc.	4,099	3,021,168
Woodward, Inc.	7,529	733,099
		11,372,012
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	11,043	1,097,343
Expeditors International of Washington, Inc.	14,269	1,571,302
GXO Logistics, Inc. (a)	12,261	618,690
		3,287,335
Airlines - 0.9%
Alaska Air Group, Inc. (a)	16,254	682,018
American Airlines Group, Inc. (a)	84,143	1,241,109
Copa Holdings SA Class A	3,689	340,679
JetBlue Airways Corp. (a)	41,564	302,586
Southwest Airlines Co.	77,118	2,509,420
United Airlines Holdings, Inc. (a)	42,469	1,879,253
		6,955,065
Building Products - 1.9%
A.O. Smith Corp.	12,364	854,971
Allegion PLC	2,362	252,096
Armstrong World Industries, Inc.	2,477	176,461
Builders FirstSource, Inc. (a)	18,928	1,680,428
Carlisle Companies, Inc.	1,046	236,469
Carrier Global Corp.	108,800	4,977,600
Fortune Brands Home & Security, Inc.	10,873	638,571
Hayward Holdings, Inc. (a)(b)	8,729	102,304
Lennox International, Inc.	4,160	1,045,325
Masco Corp.	27,810	1,382,713
MasterBrand, Inc.	10,958	88,102
Owens Corning	12,145	1,163,491
The AZEK Co., Inc. (a)	14,417	339,376
Trane Technologies PLC	12,531	2,305,453
		15,243,360
Commercial Services & Supplies - 0.8%
Cintas Corp.	752	347,935
Clean Harbors, Inc. (a)	6,637	946,171
Driven Brands Holdings, Inc. (a)	7,594	230,174
MSA Safety, Inc.	2,954	394,359
Republic Services, Inc.	25,125	3,397,403
Ritchie Bros. Auctioneers, Inc.	1,550	87,250
Rollins, Inc.	2,221	83,354
Stericycle, Inc. (a)	11,943	520,834
Tetra Tech, Inc.	4,035	592,782
		6,600,262
Construction & Engineering - 0.7%
AECOM	16,096	1,357,215
MasTec, Inc. (a)	7,921	748,059
MDU Resources Group, Inc.	26,301	801,654
Quanta Services, Inc.	8,411	1,401,609
Valmont Industries, Inc.	2,351	750,627
Willscot Mobile Mini Holdings (a)	12,395	581,078
		5,640,242
Electrical Equipment - 1.6%
Acuity Brands, Inc.	4,165	761,070
AMETEK, Inc.	29,989	4,358,301
Hubbell, Inc. Class B	6,968	1,695,384
nVent Electric PLC	21,500	923,210
Plug Power, Inc. (a)(b)	34,051	399,078
Regal Rexnord Corp.	8,475	1,192,687
Rockwell Automation, Inc.	4,860	1,426,167
Sensata Technologies, Inc. PLC	19,685	984,644
Sunrun, Inc. (a)(b)	27,123	546,528
Vertiv Holdings Co.	33,291	476,394
		12,763,463
Ground Transportation - 0.4%
J.B. Hunt Transport Services, Inc.	1,172	205,639
Knight-Swift Transportation Holdings, Inc. Class A	20,308	1,149,027
Landstar System, Inc.	505	90,526
RXO, Inc.	13,636	267,811
Ryder System, Inc.	6,324	564,354
Schneider National, Inc. Class B	7,001	187,277
U-Haul Holding Co. (b)	1,170	69,791
U-Haul Holding Co. (non-vtg.)	10,544	546,706
XPO, Inc. (a)	12,327	393,231
		3,474,362
Machinery - 5.8%
AGCO Corp.	7,013	948,158
Allison Transmission Holdings, Inc.	2,484	112,376
Crane Holdings Co.	6,113	693,826
Cummins, Inc.	18,345	4,382,254
Donaldson Co., Inc.	13,152	859,352
Dover Corp.	18,236	2,770,778
ESAB Corp.	7,362	434,873
Flowserve Corp.	16,966	576,844
Fortive Corp.	46,093	3,142,160
Gates Industrial Corp. PLC (a)	13,979	194,168
Graco, Inc.	6,864	501,141
IDEX Corp.	8,128	1,877,812
Ingersoll Rand, Inc.	52,880	3,076,558
ITT, Inc.	10,876	938,599
Middleby Corp. (a)	6,483	950,473
Nordson Corp.	5,704	1,267,771
Oshkosh Corp.	8,532	709,692
Otis Worldwide Corp.	47,644	4,021,154
PACCAR, Inc.	66,611	4,875,925
Parker Hannifin Corp.	12,878	4,328,425
Pentair PLC	21,426	1,184,215
Snap-On, Inc.	6,842	1,689,221
Stanley Black & Decker, Inc.	19,228	1,549,392
Timken Co.	7,949	649,592
Westinghouse Air Brake Tech Co.	23,563	2,381,277
Xylem, Inc. (b)	20,055	2,099,759
		46,215,795
Marine - 0.1%
Kirby Corp. (a)	7,771	541,639
Professional Services - 2.0%
Broadridge Financial Solutions, Inc.	1,401	205,345
CACI International, Inc. Class A (a)	3,016	893,580
Clarivate Analytics PLC (a)(b)	61,493	577,419
Concentrix Corp.	5,525	671,564
CoStar Group, Inc. (a)	44,996	3,097,975
Dun & Bradstreet Holdings, Inc.	32,764	384,649
Equifax, Inc.	7,914	1,605,276
FTI Consulting, Inc. (a)	2,544	502,058
Genpact Ltd.	10,962	506,664
Jacobs Solutions, Inc.	16,390	1,925,989
KBR, Inc.	6,216	342,191
Leidos Holdings, Inc.	17,728	1,632,040
Manpower, Inc.	6,545	540,159
Robert Half International, Inc.	1,609	129,637
Science Applications International Corp.	7,142	767,479
SS&C Technologies Holdings, Inc.	28,728	1,622,270
TransUnion Holding Co., Inc.	6,700	416,338
		15,820,633
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	13,538	532,991
Core & Main, Inc. (a)(b)	6,290	145,299
MSC Industrial Direct Co., Inc. Class A	6,020	505,680
SiteOne Landscape Supply, Inc. (a)(b)	2,260	309,326
United Rentals, Inc.	4,919	1,946,743
Univar Solutions, Inc. (a)	20,891	731,812
Watsco, Inc.	2,021	643,001
WESCO International, Inc.	2,735	422,667
		5,237,519
Transportation - 0.1%
Avis Budget Group, Inc. (a)(b)	3,320	646,736
Hertz Global Holdings, Inc. (a)(b)	23,666	385,519
Lyft, Inc. (a)	8,513	78,916
		1,111,171
TOTAL INDUSTRIALS		134,262,858
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.3%
Ciena Corp. (a)	19,185	1,007,596
F5, Inc. (a)	7,753	1,129,535
Juniper Networks, Inc.	41,598	1,431,803
Lumentum Holdings, Inc. (a)	8,880	479,609
Motorola Solutions, Inc.	21,432	6,132,338
Ubiquiti, Inc.	382	103,786
ViaSat, Inc. (a)(b)	9,435	319,280
		10,603,947
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	18,747	1,532,005
Arrow Electronics, Inc. (a)	7,179	896,442
Avnet, Inc.	11,847	535,484
Cognex Corp.	1,555	77,050
Coherent Corp. (a)(b)	13,022	495,878
Corning, Inc.	90,124	3,179,575
IPG Photonics Corp. (a)	4,246	523,574
Jabil, Inc.	3,108	274,001
Keysight Technologies, Inc. (a)	1,719	277,584
Littelfuse, Inc.	3,148	843,947
National Instruments Corp.	14,782	774,725
TD SYNNEX Corp.	6,082	588,677
Teledyne Technologies, Inc. (a)	6,028	2,696,686
Trimble, Inc. (a)	32,058	1,680,480
Vontier Corp.	7,712	210,846
Zebra Technologies Corp. Class A (a)	3,965	1,260,870
		15,847,824
IT Services - 1.3%
Akamai Technologies, Inc. (a)	20,168	1,579,154
Amdocs Ltd.	15,459	1,484,528
DXC Technology Co. (a)	29,892	764,040
GoDaddy, Inc. (a)	17,563	1,364,996
Kyndryl Holdings, Inc. (a)	26,617	392,867
Okta, Inc. (a)	17,015	1,467,374
Twilio, Inc. Class A (a)	14,109	940,083
VeriSign, Inc. (a)	10,786	2,279,405
Wix.com Ltd. (a)	1,580	157,684
		10,430,131
Semiconductors & Semiconductor Equipment - 1.6%
Cirrus Logic, Inc. (a)	7,120	778,786
First Solar, Inc. (a)	13,825	3,006,938
GlobalFoundries, Inc. (a)(b)	6,255	451,486
Microchip Technology, Inc.	10,100	846,178
MKS Instruments, Inc.	7,448	660,042
onsemi (a)	21,238	1,748,312
Qorvo, Inc. (a)	12,970	1,317,363
Skyworks Solutions, Inc.	20,681	2,439,944
Teradyne, Inc.	1,898	204,054
Wolfspeed, Inc. (a)(b)	16,032	1,041,278
		12,494,381
Software - 1.5%
ANSYS, Inc. (a)	5,357	1,782,810
Bill Holdings, Inc. (a)	12,880	1,045,083
Black Knight, Inc. (a)	18,246	1,050,240
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	13,558	121,615
Ceridian HCM Holding, Inc. (a)	14,437	1,057,077
Dolby Laboratories, Inc. Class A	7,704	658,076
DoubleVerify Holdings, Inc. (a)	1,460	44,019
Dropbox, Inc. Class A (a)	2,337	50,526
Gen Digital, Inc.	45,878	787,266
Guidewire Software, Inc. (a)	10,649	873,750
Informatica, Inc. (a)(b)	3,955	64,862
Jamf Holding Corp. (a)	1,223	23,751
Manhattan Associates, Inc. (a)	3,097	479,570
nCino, Inc. (a)(b)	7,241	179,432
NCR Corp. (a)	15,814	373,052
Nutanix, Inc. Class A (a)	14,331	372,463
Paycor HCM, Inc. (a)(b)	7,907	209,694
Procore Technologies, Inc. (a)(b)	2,571	161,022
SentinelOne, Inc. (a)	7,325	119,837
Teradata Corp. (a)	6,076	244,741
Tyler Technologies, Inc. (a)	681	241,510
UiPath, Inc. Class A (a)(b)	44,570	782,649
Unity Software, Inc. (a)(b)	10,030	325,373
Zoom Video Communications, Inc. Class A (a)	15,871	1,171,915
		12,220,333
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc.	26,051	1,047,511
Hewlett Packard Enterprise Co.	167,314	2,665,312
HP, Inc.	69,209	2,031,284
Western Digital Corp. (a)	41,382	1,558,860
		7,302,967
TOTAL INFORMATION TECHNOLOGY		68,899,583
MATERIALS - 7.8%
Chemicals - 4.0%
Albemarle Corp.	7,390	1,633,486
Ashland, Inc.	6,584	676,243
Axalta Coating Systems Ltd. (a)	21,771	659,444
Celanese Corp. Class A	14,100	1,535,349
Corteva, Inc.	93,127	5,616,489
DuPont de Nemours, Inc.	59,706	4,285,100
Eastman Chemical Co.	15,575	1,313,596
Element Solutions, Inc.	29,390	567,521
FMC Corp.	10,786	1,317,294
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	91,694	121,953
Huntsman Corp.	23,694	648,268
International Flavors & Fragrances, Inc.	33,180	3,051,233
LyondellBasell Industries NV Class A	33,451	3,140,714
NewMarket Corp.	743	271,180
Olin Corp.	15,873	880,952
PPG Industries, Inc.	14,389	1,922,083
RPM International, Inc.	15,764	1,375,251
The Chemours Co. LLC	7,595	227,394
The Mosaic Co.	38,824	1,781,245
The Scotts Miracle-Gro Co. Class A (b)	3,442	240,045
Westlake Corp.	4,297	498,366
		31,763,206
Construction Materials - 0.5%
Eagle Materials, Inc.	789	115,786
Martin Marietta Materials, Inc.	7,383	2,621,408
Vulcan Materials Co.	8,822	1,513,502
		4,250,696
Containers & Packaging - 1.5%
Amcor PLC	193,033	2,196,716
Aptargroup, Inc. (b)	8,523	1,007,333
Ardagh Group SA (a)	2,333	16,518
Ardagh Metal Packaging SA (b)	13,013	53,093
Avery Dennison Corp.	4,075	729,140
Ball Corp.	24,176	1,332,339
Berry Global Group, Inc.	8,153	480,212
Crown Holdings, Inc.	1,768	146,231
Graphic Packaging Holding Co.	9,122	232,520
International Paper Co.	46,238	1,667,342
Packaging Corp. of America	11,878	1,649,023
Silgan Holdings, Inc.	10,946	587,472
Sonoco Products Co.	12,645	771,345
WestRock Co.	33,012	1,005,876
		11,875,160
Metals & Mining - 1.7%
Alcoa Corp.	23,019	979,689
Cleveland-Cliffs, Inc. (a)	66,520	1,219,312
Nucor Corp.	33,376	5,155,591
Reliance Steel & Aluminum Co.	7,598	1,950,711
Royal Gold, Inc.	7,974	1,034,308
SSR Mining, Inc.	26,826	405,609
Steel Dynamics, Inc.	21,666	2,449,558
United States Steel Corp.	29,231	762,929
		13,957,707
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	8,358	453,087
TOTAL MATERIALS		62,299,856
REAL ESTATE - 10.3%
Equity Real Estate Investment Trusts (REITs) - 9.8%
Alexandria Real Estate Equities, Inc.	22,365	2,808,820
American Homes 4 Rent Class A	40,078	1,260,453
Americold Realty Trust	34,985	995,323
Apartment Income (REIT) Corp.	17,880	640,283
AvalonBay Communities, Inc.	18,184	3,056,003
Boston Properties, Inc.	20,410	1,104,589
Brixmor Property Group, Inc.	38,745	833,792
Camden Property Trust (SBI)	12,367	1,296,556
Cousins Properties, Inc.	19,717	421,549
CubeSmart	29,097	1,344,863
Douglas Emmett, Inc.	21,903	270,064
EastGroup Properties, Inc.	5,357	885,619
EPR Properties	9,661	368,084
Equity Lifestyle Properties, Inc.	8,936	599,874
Equity Residential (SBI)	48,214	2,892,840
Essex Property Trust, Inc.	8,367	1,749,874
Extra Space Storage, Inc.	15,196	2,475,884
Federal Realty Investment Trust (SBI)	10,452	1,032,971
First Industrial Realty Trust, Inc.	17,157	912,752
Gaming & Leisure Properties	31,759	1,653,374
Healthcare Trust of America, Inc.	49,368	954,283
Healthpeak Properties, Inc.	71,146	1,563,078
Highwoods Properties, Inc. (SBI)	13,462	312,184
Host Hotels & Resorts, Inc.	92,148	1,519,521
Hudson Pacific Properties, Inc.	17,826	118,543
Invitation Homes, Inc.	79,451	2,481,255
Iron Mountain, Inc.	9,432	499,047
JBG SMITH Properties	13,839	208,415
Kilroy Realty Corp.	15,157	491,087
Kimco Realty Corp.	78,640	1,535,839
Lamar Advertising Co. Class A	1,339	133,753
Life Storage, Inc.	10,950	1,435,436
Medical Properties Trust, Inc.	77,201	634,592
Mid-America Apartment Communities, Inc.	14,949	2,257,897
National Retail Properties, Inc.	23,538	1,039,203
National Storage Affiliates Trust	11,074	462,672
Omega Healthcare Investors, Inc.	30,592	838,527
Park Hotels & Resorts, Inc.	28,882	356,982
Rayonier, Inc.	18,939	629,911
Realty Income Corp.	81,678	5,171,851
Regency Centers Corp.	22,306	1,364,681
Rexford Industrial Realty, Inc.	25,456	1,518,450
SBA Communications Corp. Class A	10,719	2,798,409
Simon Property Group, Inc.	21,868	2,448,560
SL Green Realty Corp.	8,295	195,098
Spirit Realty Capital, Inc.	18,081	720,347
Sun Communities, Inc.	15,838	2,231,257
UDR, Inc.	42,680	1,752,441
Ventas, Inc.	51,969	2,252,856
VICI Properties, Inc.	130,478	4,256,192
Vornado Realty Trust	22,866	351,450
Welltower, Inc.	61,581	4,414,742
Weyerhaeuser Co.	95,795	2,886,303
WP Carey, Inc.	27,166	2,104,007
		78,542,436
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	21,007	1,529,520
Howard Hughes Corp. (a)	4,775	382,000
Jones Lang LaSalle, Inc. (a)	6,215	904,220
Opendoor Technologies, Inc. (a)(b)	43,941	77,336
WeWork, Inc. (a)(b)	27,715	21,543
Zillow Group, Inc.:
Class A (a)	6,960	304,152
Class C (a)	19,225	854,936
		4,073,707
TOTAL REAL ESTATE		82,616,143
UTILITIES - 8.9%
Electric Utilities - 4.4%
Alliant Energy Corp.	32,635	1,742,709
Avangrid, Inc. (b)	9,215	367,494
Constellation Energy Corp.	42,510	3,337,035
Edison International	48,948	3,455,239
Entergy Corp.	26,428	2,847,353
Evergy, Inc.	28,938	1,768,691
Eversource Energy	44,864	3,511,057
FirstEnergy Corp.	70,689	2,831,801
Hawaiian Electric Industries, Inc.	14,172	544,205
IDACORP, Inc.	6,540	708,478
NRG Energy, Inc.	27,629	947,398
OGE Energy Corp.	26,006	979,386
PG&E Corp. (a)	214,302	3,465,263
Pinnacle West Capital Corp.	14,695	1,164,432
PPL Corp.	95,921	2,665,645
Xcel Energy, Inc.	70,980	4,786,891
		35,123,077
Gas Utilities - 0.5%
Atmos Energy Corp.	18,495	2,078,098
National Fuel Gas Co.	10,472	604,653
UGI Corp.	27,260	947,558
		3,630,309
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp. (b)	16,622	580,939
The AES Corp.	71,211	1,714,761
Vistra Corp.	21,634	519,216
		2,814,916
Multi-Utilities - 3.0%
Ameren Corp.	33,500	2,894,065
CenterPoint Energy, Inc.	82,022	2,416,368
CMS Energy Corp.	37,695	2,313,719
Consolidated Edison, Inc. (b)	46,173	4,417,371
DTE Energy Co.	25,113	2,750,878
NiSource, Inc.	52,864	1,478,077
Public Service Enterprise Group, Inc.	64,813	4,047,572
WEC Energy Group, Inc.	41,073	3,893,310
		24,211,360
Water Utilities - 0.6%
American Water Works Co., Inc.	25,118	3,679,536
Essential Utilities, Inc.	30,115	1,314,520
		4,994,056
TOTAL UTILITIES		70,773,718
TOTAL COMMON STOCKS (Cost $683,576,297)		794,063,631

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $98,872)	100,000	98,881

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	2,822,204	2,822,768
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	33,106,797	33,110,107
TOTAL MONEY MARKET FUNDS (Cost $35,932,875)		35,932,875

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $719,608,044)	830,095,387
NET OTHER ASSETS (LIABILITIES) - (3.8)% (g)	(30,047,853)
NET ASSETS - 100.0%	800,047,534

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	22	Jun 2023	5,565,340	115,986	115,986

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,881.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $64,511 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	-	107,719,628	104,896,860	43,337	-	-	2,822,768	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	23,207,975	142,082,862	132,180,730	354,940	-	-	33,110,107	0.1%
Total	23,207,975	249,802,490	237,077,590	398,277	-	-	35,932,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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